UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
            WASHINGTON, DC  20549

               FORM 13F

          FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER END: March 30, 2012

CHECK HERE IF AMENDMENT { };  AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE);  { } IS A RESTATEMENT
                                  { } ADDS NEW ENDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT

NAME:          J.P. Morgan Whitefriars (UK)
ADDRESS:       125 London Wall
               London, EC2Y 5AJ, United Kingdom
13F FILE NUMBER:  028-12007

THE  INSTITUTIONAL INVESTMENT  MANAGER FILING THIS REPORT
AND THE PERSON BY WHOM IT IS SIGNED HEREBY  REPRESENT THAT
THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT ,
THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND
COMPLETE , AND  THAT  IT IS  UNDERSTOOD THAT ALL  REQUIRED
ITEMS ,  STATEMENTS ,  SCHEDULES , LISTS  AND  TABLES  ARE
CONSIDERED INTEGRAL PARTS OF THIS FORM

THE PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:          Ian R Lyall
TITLE:         Compliance Director
PHONE:            44 207 7774458
SIGNATURE, PLACE, AND DATE OF SIGNING:
IAN R LYALL     London, United Kingdom      May 11, 2012

REPORT TYPE (CHECK ONLY ONE):

{ }      13F HOLDINGS REPORT

{x}      13F NOTICE

{ }      13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

FORM 13F FILE NUMBER    NAME
	28-694        JPMorgan Chase & Co.